Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Expenses
General and administrative					$ 49,646	$ 66,572
Loss Before Other Expense					49,646	66,572
Other expense
Interest					4,039	251
Net loss and comprehensive loss for the period					$ (53,685)	$ (66,823)
Net loss per share - Basic and diluted					$ 0.00	$ 0.00
Weighted average number of shares outstanding - Basic and diluted					56,433,333	56,433,333
Unaudited Interim [Member]
Revenue	$ 16,628	$ 15,761	$ 42,896	$ 44,755
Cost of revenue	7,505	2,786	22,801	14,402
Gross profit	9,123	12,975	20,095	30,353
Expenses
Advertising and promotion	50	8,338	2,182	8,915
General and administrative	9,084	10,718	28,569	19,210
Other expense
Interest	4,354	2,048	11,617	7,178
Rent	3,104	3,731	10,142	11,138
Salaries and fees	112,227	25,716	385,798	43,072
Travel	(2,126)	1,236	7,074	5,604
Depreciation and amortization	6,621	$ 2,418	16,795	3,554
Research and development	$ 105		100,602	$ 1,812
Stock-based compensation			148,125
Professional fees	$ 59,014	$ 34,202	156,031	$ 64,569
Total operating expenses	192,433	88,407	866,935	165,052
Operating income (Loss)	$ (183,310)	(75,432)	$ (846,840)	(134,699)
Impairment of assets		(19,283,000)		(19,283)
Gain (loss) on foreign exchange	$ 16,583	78	$ 9,887	(7,291)
Net loss and comprehensive loss for the period	(166,727)	$ (94,637)	(836,953)	$ (161,273)
Net loss and comprehensive loss attributed to non-controlling interest	(4,955)		(23,765)
Net loss and comprehensive loss attributed to Axiom Corporation	$ (161,772)		$ (813,188)
Net loss per share - Basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of shares outstanding - Basic and diluted	66,991,997	56,433,333	67,480,998	56,433,333